EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 8,649	$ 9,639
Non-current assets	130,617	141,385
Current liabilities	8,470	10,306
Non-current liabilities	54,354	63,670
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	182	153
Non-current assets	2,845	2,536
Current liabilities	93	115
Non-current liabilities	974	1,080
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,081	800
Non-current assets	53	60
Current liabilities	142	90
Non-current liabilities	152	100
Core Retail [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	0	1,028
Non-current assets	0	37,840
Current liabilities	0	948
Non-current liabilities	0	13,063
Norbord | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	509	709
Non-current assets	4,574	2,374
Current liabilities	363	356
Non-current liabilities	1,204	728
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	118	40
Non-current assets	659	371
Current liabilities	117	36
Non-current liabilities	117	121
Other | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	930	2,001
Non-current assets	2,187	18,122
Current liabilities	628	3,124
Non-current liabilities	1,140	13,192
Data Infrastructure [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	447	464
Non-current assets	6,692	6,281
Current liabilities	438	561
Non-current liabilities	2,902	2,968
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,507	1,532
Non-current assets	15,676	16,876
Current liabilities	1,871	1,387
Non-current liabilities	6,358	6,951
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	289	631
Non-current assets	2,227	9,068
Current liabilities	325	756
Non-current liabilities	1,391	4,891
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	86	410
Non-current assets	3,430	6,554
Current liabilities	56	204
Non-current liabilities	966	2,788
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	15	18
Non-current assets	1,998	1,671
Current liabilities	12	14
Non-current liabilities	457	456
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,789	1,531
Non-current assets	33,245	31,351
Current liabilities	2,766	2,225
Non-current liabilities	13,998	13,762
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	13	17
Non-current assets	216	228
Current liabilities	5	8
Non-current liabilities	89	51
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	165	139
Non-current assets	5,034	4,741
Current liabilities	144	139
Non-current liabilities	2,813	2,716
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	686	166
Non-current assets	11,645	3,312
Current liabilities	776	343
Non-current liabilities	5,256	$ 803
Core Retail [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	832
Non-current assets	40,136
Current liabilities	734
Non-current liabilities	$ 16,537